Bank credit lines and loan facilities - Schedule of Contractual Maturities of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2023 (remaining)	$ 121,363
2024	55,150
2025	55,150
2026	55,150
2027 and thereafter	4,244,400
Total debt	$ 4,531,213	$ 4,701,213